Disclosure of detailed information about brokerage fees explanatory (Details) $ in Thousands	May 31, 2019 USD ($)
Statements [Line Items]
Loan payable	$ 45,429
Brokerage Fees [Member]
Statements [Line Items]
Loan payable	2,728
LMM Facility [Member]
Statements [Line Items]
Loan payable	$ 42,701